Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management [Abstract]
Probability weights applied to the scenarios of the forecasts of macroeconomic variables
As of December 31, 2022, the probability weights applied to the scenarios of the forecasts of macroeconomic variables is as follows (Unit: %):

	Basic Scenario	Upside Scenario	Downside Scenario
Probability weight	52.57	12.52	34.91

Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year
As of December 31, 2022, the forecasts of major macroeconomic variables by scenario is as follows (Unit:     %)

	Basic Scenario	Upside Scenario	Downside Scenario
GDP growth rate	1.70	1.89	1.36
Personal consumption expenditures price index rate	2.70	3.11	1.97
Consumer price index change rate	3.60	3.39	3.97

Sensitivity anaysis on expected credit loss allowance due to changes in macroeconomic indicatiors
The results of Woori Bank’s sensitivity analysis on expected credit loss provisions due to changes in macroeconomic indicators as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

			December 31, 2021
Corporate	GDP growth rate	Increase by 1% point	(68,140)
		Decrease by 1% point	74,495
	Personal consumption expenditures price index rate	Increase by 1% point	(40,654)
		Decrease by 1% point	43,028

Retail	GDP growth rate	Increase by 1% point	(8,798)
		Decrease by 1% point	9,163
	Consumer price index change rate	Increase by 1% point	(29,469)
		Decrease by 1% point	34,352

			December 31, 2022
Corporate	Personal consumption expenditures price index rate	Increase by 1% point	(59,987)
		Decrease by 1% point	68,036

Retail	Consumer price index change rate	Increase by 1% point	(24,164)
		Decrease by 1% point	28,042

(*)	The sensitivity of the effect of the GDP growth rate on banks’ ECLs is not significant.

Maximum exposure to credit risk by customer
The maximum exposure to credit risk as of December 31, 2021 and 2022 is as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Loans and other financial assets at amortized cost (*1)	Korean treasury and government agencies	2,207,893	2,877,685
	Banks	24,412,685	21,571,097
	Corporates	131,027,256	143,507,852
	Consumers	191,237,783	187,804,095

	Sub-total	348,885,617	355,760,729

Financial assets at FVTPL (*2)	Deposits	65,072	34,995
	Debt securities	2,743,239	4,270,532
	Loans	667,467	899,228
	Derivative assets	4,803,131	8,206,181
	Others	1,518	1,505

	Sub-total	8,280,427	13,412,441

Financial assets at FVTOCI	Debt securities	38,126,977	32,145,758
Securities at amortized cost	Debt securities	17,086,274	28,268,516
Derivative assets	Derivative assets (Designated for hedging)	106,764	37,786
Off-balance accounts	Payment guarantees (*3)	12,987,809	11,921,586
	Loan commitments	114,414,462	118,172,070

	Sub-total	127,402,271	130,093,656

	Total	539,888,330	559,718,886

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2021 and 2022, the financial guarantee amount of 3,960,383 million W on and 3,095,091 million W on are included, respectively.

Credit risk exposure by geographical areas
a) Credit risk exposure by geographical areas
The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2021
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	325,947,526	5,620,622	3,742,331	212,821	635,939	12,726,378	348,885,617
Securities at amortized cost	16,785,265	92,880	27,018	—	—	181,111	17,086,274
Financial assets at FVTPL	6,150,464	1,330	1,188,358	195,048	61,315	683,912	8,280,427
Financial assets at FVTOCI	34,242,133	808,359	1,713,435	1,755	23,193	1,338,102	38,126,977
Derivative assets (Designated for hedging)	11,678	—	95,086	—	—	—	106,764
Off-balance accounts	123,375,839	1,001,430	375,929	31,116	32,402	2,585,555	127,402,271

Total	506,512,905	7,524,621	7,142,157	440,740	752,849	17,515,058	539,888,330

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2022
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	331,572,328	5,188,826	4,721,440	215,174	719,301	13,343,660	355,760,729
Securities at amortized cost	26,883,967	642,089	421,248	16,658	—	304,554	28,268,516
Financial assets at FVTPL	9,272,673	2,607	2,210,580	318,322	168,013	1,440,246	13,412,441
Financial assets at FVTOCI	27,780,323	806,320	2,297,076	1,726	41,421	1,218,892	32,145,758
Derivative assets (Designated for hedging)	37,786	—	—	—	—	—	37,786
Off-balance accounts	126,531,020	981,139	380,209	25,644	16,987	2,158,657	130,093,656

Total	522,078,097	7,620,981	10,030,553	577,524	945,722	18,466,009	559,718,886

Credit risk exposure by industries
b) Credit risk exposure by industries
① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2021 and 2022 (Unit: Korean Won in millions):

	December 31, 2021
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	67,895,018	37,679,784	32,493,347	4,303,491	185,972,844	20,541,133	348,885,617
Securities at amortized cost	479,291	—	7,061,770	250,607	—	9,294,606	17,086,274
Financial assets at FVTPL	115,346	146,277	6,646,922	13,623	1,836	1,356,423	8,280,427
Financial assets at FVTOCI	376,998	258,866	29,444,989	131,967	—	7,914,157	38,126,977
Derivative assets (Designated for hedging)	—	—	79,369	27,395	—	—	106,764
Off-balance accounts	18,565,570	18,994,662	11,763,667	3,900,766	67,966,826	6,210,780	127,402,271

Total	87,432,223	57,079,589	87,490,064	8,627,849	253,941,506	45,317,099	539,888,330

	December 31, 2022
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	78,173,716	37,013,486	31,485,795	5,613,480	183,167,572	20,306,680	355,760,729
Securities at amortized cost	239,141	—	16,198,175	199,924	—	11,631,276	28,268,516
Financial assets at FVTPL	200,678	184,019	9,776,234	51,244	1,167	3,199,099	13,412,441
Financial assets at FVTOCI	417,877	231,132	22,249,839	48,225	—	9,198,685	32,145,758
Derivative assets (Designated for hedging)	—	—	37,786	—	—	—	37,786
Off-balance accounts	18,661,383	22,492,863	10,523,731	3,143,673	69,404,456	5,867,550	130,093,656

Total	97,692,795	59,921,500	90,271,560	9,056,546	252,573,195	50,203,290	559,718,886

Financial assets and corporate loans by industries that might get affected by the spread of covid 19
② The detailed industries of financial assets and corporate loans that might get affected by the spread of
COVID-19
as of December 31, 2021 and 2022 are as follow and the industries that can be affected may change by future economic conditions (Unit: Korean Won in millions):
< Woori Bank >

			December 31, 2021
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	754,850	274	—
		General wholesale business	809,893	221	—
		Sub-total	1,564,743	495	—
		Accommodation business	1,441,185	625	23,840
		Travel business	53,302	—	—
		Art/sports, leisure service	600,746	503	—
		Food business	1,279,128	216	—
		Transportation business	404,120	77	—
		Others	1,050,229	599	—
		Sub-total	6,393,453	2,515	23,840
Manufacturing		Textile	2,626,493	724	10,718
		Metal	199,877	10	—
		Non-metal	148,471	24	—
		Chemical	904,563	1,994	—
		Electronics	103,510	31	—
		Others	191,865	—	—
		Sub-total	4,174,779	2,783	10,718

Total			10,568,232	5,298	34,558

			December 31, 2021
			Off-balance accounts	Total
Service business	Distribution business	General retail business	299,064	1,054,188
		General wholesale business	237,678	1,047,792
		Sub-total	536,742	2,101,980
		Accommodation business	181,563	1,647,213
		Travel business	12,455	65,757
		Art/sports, leisure service	63,660	664,909
		Food business	179,799	1,459,143
		Transportation business	167,883	572,080
		Others	191,837	1,242,665
		Sub-total	1,333,939	7,753,747
Manufacturing		Textile	1,012,989	3,650,924
		Metal	9,704	209,591
		Non-metal	48,171	196,666
		Chemical	689,895	1,596,452
		Electronics	33,389	136,930
		Others	87,587	279,452
		Sub-total	1,881,735	6,070,015

Total			3,215,674	13,823,762

			December 31, 2022
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	1,157,537	824	6,296
		General wholesale business	1,801,361	1,659	—
		Sub-total	2,958,898	2,483	6,296
		Accommodation business	1,434,456	2,228	24,121
		Travel business	48,655	—	—
		Art/sports, leisure service	1,780,739	1,012	—
		Food business	1,520,098	426	—
		Transportation business	357,940	181	—
		Education Business	425,779	169	—
		Others	1,560,457	773	—
		Sub-total	10,087,022	7,272	30,417
Manufacturing		Textile	2,361,092	767	8,898
		Metal	1,579,004	191	—
		Non-metal	796,671	1,529	7,629
		Chemical	3,649,189	158	—
		Electronics	1,409,475	58	—
		Others	3,280,434	1,287	11,452
		Sub-total	13,075,865	3,990	27,979

Total			23,162,887	11,262	58,396

			December 31, 2022
			Off-balance accounts	Total
Service business	Distribution business	General retail business	496,830	1,661,487
		General wholesale business	533,368	2,336,388
		Sub-total	1,030,198	3,997,875
		Accommodation business	161,573	1,622,378
		Travel business	16,369	65,024
		Art/sports, leisure service	104,065	1,885,816
		Food business	179,977	1,700,501
		Transportation business	248,801	606,922
		Education Business	40,891	466,839
		Others	301,343	1,862,573
		Sub-total	2,083,217	12,207,928
Manufacturing		Textile	1,076,002	3,446,759
		Metal	1,225,601	2,804,796
		Non-metal	381,014	1,186,843
		Chemical	3,627,183	7,276,530
		Electronics	1,202,758	2,612,291
		Others	2,530,964	5,824,137
		Sub-total	10,043,522	23,151,356

Total			12,126,739	35,359,284

< Woori Card Co., Ltd. >

	December 31, 2021
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	2,341	—	—	11,472	13,813
Travel business	3,334	—	—	20,056	23,390
Aviation	983	—	—	4,025	5,008
Cosmetics industry	3,187	—	—	10,692	13,879
Distribution business	7,582	—	—	38,741	46,323
Food industry	30,267	—	—	122,793	153,060
Art/sports, leisure service	8,336	—	—	44,286	52,622

Total	56,030	—	—	252,065	308,095

	December 31, 2022
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	5,562	—	—	9,762	15,324
Travel business	7,927	—	—	15,182	23,109
Aviation	1,072	—	—	3,760	4,832
Cosmetics industry	11,364	—	—	9,766	21,130
Distribution business	30,904	—	—	36,190	67,094
Food industry	134,006	—	—	115,695	249,701
Art/sports, leisure service	24,614	—	—	41,003	65,617

Total	215,449	—	—	231,358	446,807

<Woori Financial Capital Co., Ltd.>

			December 31, 2021
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	77,841	—	—
		General wholesale business	292,832	—	—
		Sub-total	370,673	—	—
		Accommodation business	7,338	—	—
		Travel business	57	—	—
		Art/sports, leisure service	8,544	—	—
		Food business	125,075	—	—
		Transportation business	598,972	—	—
		Education business	22,118	—	—
		Others	102,787	—	—
		Sub-total	1,235,564	—	—
Manufacturing		Textile	727	—	—
		Metal	2,824	—	—
		Non-metal	698	—	—
		Chemical	172	—	—
		Transportation	438	—	—
		Electronics	3,993	—	—
		Cosmetics	685	—	—
		Others	108,540	—	—
		Sub-total	118,077	—	—
Total COVID-19 vulnerable business			1,353,641	—	—
Other business		Others	6,489,394	28,222	—

Total			7,843,035	28,222	—

			December 31, 2021
			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	77,841
		General wholesale business	—	292,832
		Sub-total	—	370,673
		Accommodation business	—	7,338
		Travel business	—	57
		Art/sports, leisure service	—	8,544
		Food business	—	125,075
		Transportation business	—	598,972
		Education business	—	22,118
		Others	140,549	243,336
		Sub-total	140,549	1,376,113
Manufacturing		Textile	—	727
		Metal	—	2,824
		Non-metal	—	698
		Chemical	—	172
		Transportation	—	438
		Electronics	—	3,993
		Cosmetics	—	685
		Others	13,432	121,972
		Sub-total	13,432	131,509
Total COVID-19 vulnerable business			153,981	1,507,622
Other business		Others	812,597	7,330,213

Total			966,578	8,837,835

			December 31, 2022
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	363,655	—	—
		General wholesale business	266,515	—	—
		Sub-total	630,170	—	—
		Accommodation business	40,237	—	—
		Travel business	5,880	—	—
		Art/sports, leisure service	66,388	—	—
		Food business	228,254	—	—
		Transportation business	367,311	—	—
		Education business	52,652	—	—
		Others	1,997,073	—	—
		Sub-total	3,387,965	—	—
Manufacturing		Textile	15,204	—	—
		Metal	25,274	—	—
		Non-metal	4,067	—	—
		Chemical	14,071	—	—
		Transportation	2,867	—	—
		Electronics	28,202	—	—
		Cosmetics	1,192	—	—
		Others	235,972	—	—
		Sub-total	326,849	—	—
Total COVID-19 vulnerable business			3,714,814	—	—
Other business		Others	5,337,618	21,652	—

Total			9,052,432	21,652	—

			December 31, 2022
			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	363,655
		General wholesale business	—	266,515
		Sub-total	—	630,170
		Accommodation business	—	40,237
		Travel business	—	5,880
		Art/sports, leisure service	—	66,388
		Food business	—	228,254
		Transportation business	—	367,311
		Education business	—	52,652
		Others	206,191	2,203,264
		Sub-total	206,191	3,594,156
Manufacturing		Textile	—	15,204
		Metal	—	25,274
		Non-metal	—	4,067
		Chemical	—	14,071
		Transportation	—	2,867
		Electronics	—	28,202
		Cosmetics	—	1,192
		Others	19,892	255,864
		Sub-total	19,892	346,741
Total COVID-19 vulnerable business			226,083	3,940,897
Other business		Others	347,025	5,706,295

Total			573,108	9,647,192

< Woori Investment Bank Co., Ltd. >

	December 31, 2021
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	57,142	—	—	—	57,142
Distribution business	12,885	—	—	—	12,885
Art/sports, leisure service	31,772	—	—	—	31,772
Total	101,799	—	—	—	101,799

	December 31, 2022
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	19,323	—	—	—	19,323
Distribution business	10,084	19,774	—	—	29,858
Art/sports, leisure service	59,160	—	—	—	59,160
Total	88,567	19,774	—	—	108,341

The maximum exposure to credit risk of financial assets, except for financial assets at FVTPL and derivative asset
The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (designated for hedging) as of December 31, 2021 and 2022 is as follows (Unit: Korean Won in millions):

	December 31, 2021
	Stage 1		Stage 2		Stage 3	Total	Loss allowance	Total, net
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Loans and other financial assets at amortized cost	303,317,270	22,734,430	13,270,491	10,190,307	1,332,644	350,845,142	(1,959,525)	348,885,617
Korean treasury and government agencies	2,211,798	9	9	—	—	2,211,816	(3,923)	2,207,893
Banks	23,865,911	492,447	46,373	—	23,509	24,428,240	(15,555)	24,412,685
Corporates	108,917,062	15,952,017	2,698,907	3,963,782	658,923	132,190,691	(1,163,435)	131,027,256
General business	68,767,641	9,010,115	1,886,740	2,597,136	438,537	82,700,169	(785,908)	81,914,261
Small- and medium-sized enterprise	33,306,787	6,459,338	790,750	1,353,313	156,440	42,066,628	(322,635)	41,743,993
Project financing and others	6,842,634	482,564	21,417	13,333	63,946	7,423,894	(54,892)	7,369,002
Consumers	168,322,499	6,289,957	10,525,202	6,226,525	650,212	192,014,395	(776,612)	191,237,783
Securities at amortized cost	17,091,509	—	—	—	—	17,091,509	(5,235)	17,086,274
Financial assets at FVTOCI (*3)	37,917,922	209,055	—	—	—	38,126,977	(12,146)	38,126,977

Total	358,326,701	22,943,485	13,270,491	10,190,307	1,332,644	406,063,628	(1,976,906)	404,098,868

	December 31, 2021
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	208,188,057	18,098,940	643,183	226,930,180
Korean treasury and government agencies	20,679	—	—	20,679
Banks	1,287,055	—	—	1,287,055
Corporates	74,403,502	4,796,510	351,837	79,551,849
General business	40,288,663	3,120,790	220,792	43,630,245
Small- and medium-sized enterprise	30,852,567	1,675,720	80,830	32,609,117
Project financing and others	3,262,272	—	50,215	3,312,487
Consumers	132,476,821	13,302,430	291,346	146,070,597
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—

Total	208,188,057	18,098,940	643,183	226,930,180

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

	December 31, 2022
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	308,498,799	23,391,187	13,061,081	11,533,632	1,447,967	313,717	358,246,383	(2,485,654)	355,760,729
Korean treasury and government agencies	2,879,057	39	—	—	—	—	2,879,096	(1,411)	2,877,685
Banks	21,182,445	393,181	2,125	—	18,053	—	21,595,804	(24,707)	21,571,097
Corporates	120,407,588	16,680,863	2,556,885	4,429,148	637,187	313,717	145,025,388	(1,517,536)	143,507,852
General business	74,939,770	9,291,691	1,754,620	3,083,232	421,659	—	89,490,972	(1,016,039)	88,474,933
Small- and medium-sized enterprise	34,965,279	6,751,297	754,668	1,257,741	173,818	—	43,902,803	(400,328)	43,502,475
Project financing and others	10,502,539	637,875	47,597	88,175	41,710	313,717	11,631,613	(101,169)	11,530,444
Consumers	164,029,709	6,317,104	10,502,071	7,104,484	792,727	—	188,746,095	(942,000)	187,804,095
Securities at amortized cost	28,276,901	—	—	—	—	—	28,276,901	(8,385)	28,268,516
Financial assets at FVTOCI (*3)	31,914,193	231,565	—	—	—	—	32,145,758	(11,805)	32,145,758

Total	368,689,893	23,622,752	13,061,081	11,533,632	1,447,967	313,717	418,669,042	(2,505,844)	416,175,003

	December 31, 2022
	Collateral value
	Stage1	Stage2	Stage3	Credit impairment model	Total
Loans and other financial assets at amortized cost	213,228,740	19,354,919	607,614	313,717	233,504,990
Korean treasury and government agencies	24,276	—	—	—	24,276
Banks	1,858,595	—	—	—	1,858,595
Corporates	82,314,488	4,982,087	316,085	313,717	87,926,377
General business	44,465,799	3,390,139	194,597	—	48,050,535
Small- and medium-sized enterprise	32,503,289	1,537,173	84,798	—	34,125,260
Project financing and others	5,345,400	54,775	36,690	313,717	5,750,582
Consumers	129,031,381	14,372,832	291,528	—	143,695,742
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	213,228,740	19,354,919	607,614	313,717	233,504,990

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

Credit quality of the payment guarantees and loan commitments
The credit quality of the payment guarantees and loan commitments as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	11,560,908	1,037,142	47,549	275,166	67,044	12,987,809
Loan Commitments	107,916,434	3,591,413	2,072,348	832,173	2,094	114,414,462

Total	119,477,342	4,628,555	2,119,897	1,107,339	69,138	127,402,271

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2022
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	10,790,470	846,997	25,826	245,061	13,232	11,921,586
Loan Commitments	113,169,542	2,610,173	1,638,982	753,139	234	118,172,070

Total	123,960,012	3,457,170	1,664,808	998,200	13,466	130,093,656

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

Value at risk analysis for trading activities
The minimum, maximum and average VaR of the Bank for the year December 31,
2021
and 2022, and the VaR of the Bank as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	For the year ended December 31, 2021			December 31, 2022	For the year ended December 31, 2022
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	4,177	4,681	14,017	2,405	11,800	8,847	11,987	4,298
Stock price	2,972	3,637	6,676	1,609	7,055	6,590	12,448	1,806
Foreign currencies	5,904	6,745	13,144	4,747	17,608	14,002	22,251	5,421
Diversification	(6,072)	(7,300)	(20,006)	(3,627)	(17,354)	(12,725)	(19,640)	(4,201)

Total VaR (*)	6,981	7,763	13,831	5,134	19,109	16,714	27,046	7,324

(*)	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.

Economic value of equity and net interest income for assets and liabilities based on interest rate risk in banking book
ΔEVE and ΔNII calculated on interest risk in banking book(IRRBB) basis for assets and liabilities by subsidiary as of December 31, 2021 and 2022 are as follows(Unit: Korean Won in millions):

	December 31, 2021		December 31, 2022
	Δ EVE (*1)	Δ NII (*2)	Δ EVE (*1)	Δ NII (*2)
Woori Bank	920,290	195,186	411,447	448,509
Woori Card Co., Ltd.	126,576	59,114	139,005	185,637
Woori Financial Capital Co., Ltd.	58,794	1,384	43,098	13,814
Woori Investment Bank Co., Ltd.	17,607	5,556	26,311	8,229
Woori Asset Trust Co., Ltd.	820	1,709	1,137	6,736
Woori Asset Management Corp.	1,411	504	913	1,299
Woori Savings Bank	15,175	949	6,618	10,348
Woori Private Equity Asset Management Co., Ltd.	32	59	547	886
Woori Global Asset Management Co., Ltd.	246	143	251	538
Woori Financial F&I Co., Ltd.	—	—	26,069	219

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income

Cash flows of principal amounts and interests from interest bearing assets and liabilities by each re-pricing date
At the interest rate
re-pricing
date, cash flows (both principal and interest) of interest bearing assets and liabilities, which is the basis of non-trading
position interest rate risk management are as follows: (Unit: Korean Won in millions):

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	205,915,030	58,661,091	14,461,769	12,840,318	62,337,321	5,204,605	359,420,134
Financial assets at FVTPL	1,725,063	52,361	49,843	17,817	223,107	13,501	2,081,692
Financial assets at FVTOCI	5,489,649	4,741,319	3,915,011	4,139,102	19,962,071	634,111	38,881,263
Securities at amortized cost	1,297,865	847,134	813,405	949,475	11,990,559	2,116,986	18,015,424

Total	214,427,607	64,301,905	19,240,028	17,946,712	94,513,058	7,969,203	418,398,513

Liability:
Deposits due to customers	145,744,829	47,792,440	33,334,918	28,615,157	62,635,705	59,155	318,182,204
Borrowings	11,422,868	4,168,941	1,788,597	1,540,533	5,119,291	428,660	24,468,890
Debentures	8,325,421	3,035,764	3,203,743	3,174,902	25,036,943	3,342,284	46,119,057

Total	165,493,118	54,997,145	38,327,258	33,330,592	92,791,939	3,830,099	388,770,151

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	224,863,400	56,669,335	15,469,920	15,108,779	59,454,649	5,963,926	377,530,009
Financial assets at FVTPL	1,888,996	119,725	1,364	4,670	71,620	13,129	2,099,504
Financial assets at FVTOCI	6,093,805	4,224,460	3,014,625	3,550,982	15,409,527	584,203	32,877,602
Securities at amortized cost	2,749,432	1,806,804	1,768,936	1,427,736	20,126,354	2,100,203	29,979,465

Total	235,595,633	62,820,324	20,254,845	20,092,167	95,062,150	8,661,461	442,486,580

Liability:
Deposits due to customers	167,237,029	49,107,093	33,506,265	40,006,233	55,855,781	69,861	345,782,262
Borrowings	14,829,024	4,159,096	1,542,340	1,183,331	6,654,602	472,325	28,840,718
Debentures	9,068,737	4,905,727	4,633,137	4,962,350	19,621,659	3,298,581	46,490,191

Total	191,134,790	58,171,916	39,681,742	46,151,914	82,132,042	3,840,767	421,113,171

Foreign currency risk exposure of financial instruments in foreign currency
Financial instruments in foreign currencies exposed to currency risk as of December 31, 2021 and 2022 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2021
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	3,176	3,765,800	32,829	338,222	1,236	230,188	94	125,513	971,774	5,431,497
Loans and other financial assets at amortized cost	28,771	34,107,769	147,981	1,504,891	23,733	4,420,551	2,329	3,126,363	5,604,781	48,764,355
Financial assets at FVTPL	468	556,296	14,618	150,596	—	—	327	438,662	71,369	1,216,923
Financial assets at FVTOCI	3,195	3,787,466	—	—	3,899	726,310	33	44,638	741,348	5,299,762
Securities at amortized cost	240	283,935	—	—	499	92,917	29	39,142	138,422	554,416

Total	35,850	42,501,266	195,428	1,993,709	29,367	5,469,966	2,812	3,774,318	7,527,694	61,266,953

Liability
Financial liabilities at FVTPL	274	324,420	16,384	168,798	—	—	239	321,354	203,523	1,018,095
Deposits due to customers	19,803	23,476,384	219,514	2,261,520	26,342	4,906,441	1,640	2,201,233	4,798,322	37,643,900
Borrowings	5,766	6,835,191	31,601	325,745	—	—	349	469,124	1,395,597	9,025,657
Debentures	3,566	4,228,055	—	—	—	—	—	—	341,621	4,569,676
Other financial liabilities	2,739	3,247,454	10,673	109,958	2,658	495,125	335	449,897	211,392	4,513,826

Total	32,148	38,111,504	278,172	2,866,021	29,000	5,401,566	2,563	3,441,608	6,950,455	56,771,154

Off-balance accounts	8,047	9,540,185	32,777	337,685	2,533	471,852	598	803,357	1,250,186	12,403,265

	December 31, 2022
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	9,041	11,457,194	64,824	617,888	1,542	279,779	484	653,870	1,022,909	14,031,640
Loans and other financial assets at amortized cost	24,361	30,872,442	116,298	1,108,529	24,637	4,470,059	2,510	3,391,155	4,952,002	44,794,187
Financial assets at FVTPL	970	1,229,059	25,416	242,260	—	—	358	484,172	176,057	2,131,548
Financial assets at FVTOCI	3,307	4,191,383	—	—	3,999	725,511	2	2,573	725,271	5,644,738
Securities at amortized cost	576	729,811	—	—	3,540	642,214	69	93,250	206,497	1,671,772

Total	38,255	48,479,889	206,538	1,968,677	33,718	6,117,563	3,423	4,625,020	7,082,736	68,273,885

Liability
Financial liabilities at FVTPL	415	526,553	26,766	255,128	—	—	322	434,590	274,895	1,491,166
Deposits due to customers	24,569	31,135,881	227,260	2,166,196	28,125	5,102,886	2,108	2,847,863	5,008,487	46,261,313
Borrowings	6,894	8,737,229	44,365	422,876	1,023	185,652	431	582,034	2,179,085	12,106,876
Debentures	4,174	5,289,246	—	—	—	—	195	263,187	339,188	5,891,621
Other financial liabilities	3,040	3,852,255	8,685	82,783	4,295	779,233	380	513,285	200,249	5,427,805

Total	39,092	49,541,164	307,076	2,926,983	33,443	6,067,771	3,436	4,640,959	8,001,904	71,178,781

Off-balance accounts	6,698	8,488,374	34,512	328,964	1,141	207,012	787	1,063,680	868,470	10,956,500

Conversion to the libor-related interest rates benchmark
The details of Woori Bank’s financial instruments that have not completed the conversion to the LIBOR-related interest rates benchmark at the end of the year are as follows:
Non-derivative
financial instrument is presented at the carrying amount, while the derivative financial instrument is presented at the nominal amount
.

		December 31.2022
		USD (*1)
		Total Amount (*2)	Interest Rate Provision
Non-derivative financial assets	Financial assets at FVTOCI	514,935	355,247
	Financial assets at amortized cost	4,214,876	3,237,567

	Total	4,729,811	3,592,814

Non-derivative financial liabilities	Financial liabilities at amortized cost	89,326	89,326

Derivatives	Interest rate(trading)	26,210,037	26,208,438
	Currency(trading)	33,886,969	33,598,769
	Interest rate(hedging)	2,344,505	2,344,505

	Total	62,441,511	62,151,712

(*1)	Financial instruments related to USD Libor (overnight rate, 1, 3, 6, 12 month rates) that are expired before June 30, 2023 are excluded.
(*2)	For contracts that do not have an interest rate alternative clause, The Group is in the process of negotiating to add an interest rate alternative clause.

Cash flows of principals and interests of non-derivative financial liabilities by remaining contractual maturities
a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	100,976	10,397	91,785	107,230	—	—	310,388
Deposits due to customers	224,881,863	32,559,199	20,290,566	31,768,748	9,213,279	1,615,198	320,328,853
Borrowings	9,477,536	4,366,223	2,415,548	2,494,732	5,800,815	440,506	24,995,360
Debentures	3,068,600	4,201,926	5,316,672	5,371,869	24,982,746	3,342,284	46,284,097
Lease liabilities	41,731	53,245	30,148	25,494	156,228	38,275	345,121
Other financial liabilities	17,614,313	290,584	12,190	11,894	610,514	1,999,198	20,538,693

Total	255,185,019	41,481,574	28,156,909	39,779,967	40,763,582	7,435,461	412,802,512

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	35,161	—	—	—	—	12,113	47,274
Deposits due to customers	228,890,427	36,851,103	24,091,740	42,652,679	14,999,516	1,522,830	349,008,295
Borrowings	8,969,648	5,734,715	3,210,812	3,156,211	7,457,240	484,909	29,013,535
Debentures	6,348,064	6,841,379	5,211,032	5,214,942	19,621,659	3,298,581	46,535,657
Lease liabilities	68,279	36,724	35,136	29,646	151,379	33,007	354,171
Other financial liabilities	14,409,376	113,049	19,370	20,315	765,870	3,037,563	18,365,543

Total	258,720,955	49,576,970	32,568,090	51,073,793	42,995,664	8,389,003	443,324,475

Cash flows from principals and interests of non-derivative financial liabilities by expected maturities
b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	100,976	10,397	91,785	107,230	—	—	310,388
Deposits due to customers	230,823,884	33,705,990	20,107,790	27,331,774	7,871,688	89,643	319,930,769
Borrowings	9,477,536	4,366,223	2,415,548	2,494,732	5,800,815	440,506	24,995,360
Debentures	3,068,600	4,201,926	5,316,672	5,371,869	24,982,746	3,342,284	46,284,097
Lease liabilities	41,716	53,260	30,216	25,653	162,092	41,814	354,751
Other financial liabilities	17,614,313	290,584	12,190	11,894	610,514	1,999,198	20,538,693

Total	261,127,025	42,628,380	27,974,201	35,343,152	39,427,855	5,913,445	412,414,058

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	35,161	—	—	—	—	12,113	47,274
Deposits due to customers	242,132,680	41,113,768	24,269,363	29,670,943	10,490,993	56,013	347,733,760
Borrowings	8,969,648	5,734,715	3,210,812	3,156,211	7,457,240	484,909	29,013,535
Debentures	6,348,064	6,841,379	5,211,032	5,214,942	19,621,659	3,298,581	46,535,657
Lease liabilities	68,344	36,729	35,377	29,948	157,361	38,584	366,343
Other financial liabilities	14,409,376	113,049	19,370	20,315	765,870	3,037,563	18,365,543

Total	271,963,273	53,839,640	32,745,954	38,092,359	38,493,123	6,927,763	442,062,112

Cash flow of derivative financial liabilities by maturities
The cash flow by the maturity of derivative financial liabilities as of December 31, 2021 and 2022 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2021	Cash flow risk hedge	246	(206)	(502)	(717)	(2,744)	(4,053)	(7,976)
	Fair value risk hedge	(1,656)	598	(940)	1,392	21,552	—	20,946
	Trading purpose	4,566,443	—	—	—	—	—	4,566,443
December 31, 2022	Cash flow risk hedge	856	905	915	1,255	50,682	—	54,613
	Fair value risk hedge	25,048	16,175	31,974	18,540	118,027	(3,615)	206,149
	Trading purpose	8,905,125	—	—	—	—	—	8,905,125

Maturity analysis of off-balance accounts
4) Maturity analysis of
off-balance
accounts (Payment guarantees, commitments, and etcs)
A payment guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised a credit to the customer. Loan commitments include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for payment guarantees, such as financial guarantees for debentures issued or loans, unused loan commitments, and other credits, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance
accounts as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Payment guarantees	12,987,809	11,921,586
Loan commitments	114,414,462	118,172,070
Other commitments	3,427,331	4,602,429

Capital adequacy ratio
Details of the Group’s capital adequacy ratio as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

Details	December 31, 2021	December 31, 2022
Tier 1 capital	21,994,047	23,757,296
Other Tier 1 capital	3,590,212	4,208,994
Tier 2 capital	3,395,989	3,437,735

Total risk-adjusted capital	28,980,248	31,404,025

Risk-weighted assets for credit risk	171,199,840	182,028,062
Risk-weighted assets for market risk	6,388,428	6,759,527
Risk-weighted assets for operational risk	14,914,801	16,519,885

Total risk-weighted assets	192,503,069	205,307,474

Common Equity Tier 1 ratio	11.43%	11.57%

Tier 1 capital ratio	13.29%	13.62%

Total capital ratio	15.05%	15.30%